Borrowings - Disclosure of Effective Interest Rates (Details) - Effective Interest Rate	Jun. 30, 2026	Jun. 30, 2025
US$400 million facility - Sustainability Linked | Term loan
Disclosure of detailed information about borrowings [line items]
Interest rate	6.70%	7.50%
US$400 million facility - Sustainability Linked | Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Interest rate	6.30%	0.00%
R1.5 billion facility - Green Term Loan
Disclosure of detailed information about borrowings [line items]
Interest rate	9.60%	10.30%
US1.25 billion facility - Bridge Facility | US250 million term facility
Disclosure of detailed information about borrowings [line items]
Interest rate	6.60%	0.00%
US1.25 billion facility - Bridge Facility | US1 billion term facility
Disclosure of detailed information about borrowings [line items]
Interest rate	6.50%	0.00%